Trading properties	12 Months Ended
Jun. 30, 2022
11. Trading properties

11. Trading properties

Changes in the Group’s trading properties for the fiscal years ended June 30, 2022 and 2021 were as follows:

	Completed properties	Properties under development (i)	Undeveloped properties	Total
As of June 30, 2020	4,985	2,040	10,642	17,667
Additions	-	669	651	1,320
Currency translation adjustment	(318)	(205)	(615)	(1,138)
Transfers	318	(318)	-	-
Desconsolidation	(3,490)	(233)	(8,888)	(12,611)
Disposals	(1,295)	(640)	(420)	(2,355)
As of June 30, 2021	200	1,313	1,370	2,883
Additions	-	470	37	507
Currency translation adjustment	-	(156)	-	(156)
As of June 30, 2022	200	1,627	1,407	3,234

	06.30.2022	06.30.2021
Non-current	3,041	2,696
Current	193	187
Total	3,234	2,883

(i)

Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to ARS 1,629 and ARS 1,300 as of June 30, 2022 and 2021, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to ARS 953 and ARS 1,470, respectively. As of June 30, 2022, the infrastructure work concerning sectors A and B of the property has been completed and is in the process of being received, including, among others, the coastal road, roundabouts, lights, landfills, and storm and sewage connections for an amount of about USD 3.2 MM.